FINANCIAL RISK MANAGEMENT - LIQUIDITY RISK (Details) $ in Millions	Feb. 16, 2024 USD ($)	Dec. 31, 2025 USD ($) facility	Dec. 31, 2024 USD ($)
FINANCIAL RISK MANAGEMENT
Borrowings		$ 935.1	$ 927.3
Number Of credit facilities | facility		2
USD 710 million 5-year revolving credit facility
FINANCIAL RISK MANAGEMENT
Duration of the loans	5 years
Fair value	$ 710.0
Revolving credit facility
FINANCIAL RISK MANAGEMENT
Borrowings		$ 0.0